Loss per share	12 Months Ended
Dec. 31, 2020
Loss per share
Loss per share

20.    Loss per share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net income (loss)	104,026	(510,387)	(221,375)
Net loss attributable to noncontrolling interests	—	—	1,087
Accretion to preferred share redemption value	(248,186)	(116,308)	—
Deemed dividend to preferred shareholder	—	(642,174)	—
Numerator for basic and diluted net loss per share calculation	(144,160)	(1,268,869)	(220,288)
Denominator:
Weighted average number of ordinary shares	945,712,030	1,087,910,999	1,993,326,758
Denominator for basic and diluted net loss per share calculation	945,712,030	1,087,910,999	1,993,326,758
Net loss per ordinary share
—Basic and diluted	(0.15)	(1.17)	(0.11)

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	As of December 31,
	2018	2019	2020
Series A-1 Preferred Shares	102,102,318	—	—
Redeemable Convertible Preferred Shares	612,941,413	—	—
Share options to employees	175,978,312	104,543,578	93,464,488
Share options to Series C preferred shareholder	—	172,908,894	—
Total	891,022,043	277,452,472	93,464,488